Stock-based Compensation (Weighted Average Fair Values, Assumptions in Valuation Models for Options Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
31. Stock-Based Compensation
Weighted average fair value per option	$ 5.35	$ 3.63
Expected term	5 years	5 years
Risk-free interest rate	1.79%	0.60%
Expected dividend yield	4.55%	5.00%
Expected volatility	18.87%	19.14%